Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015	Mar. 31, 2015
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,160	¥ 1,315
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable
Securities purchased under agreements to resell
Securities borrowed
Total Assets	[1]	¥ 2,160	¥ 1,315
Liabilities:
Short-term borrowings
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	[1]	¥ 130	¥ 80
Total Liabilities	[1]	¥ 130	¥ 80
Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	[1]	¥ 197	¥ 328
Deposits with stock exchanges and other segregated cash	[1]	490	453
Loans receivable	[1]	1,197	1,141
Securities purchased under agreements to resell	[1]	9,503	8,479
Securities borrowed	[1]	7,634	8,238
Total Assets	[1]	19,021	18,639
Liabilities:
Short-term borrowings	[1]	559	661
Deposits received at banks	[1]	1,371	1,220
Securities sold under agreements to repurchase	[1]	14,763	12,214
Securities loaned	[1]	2,617	2,494
Long-term borrowings	[1]	7,682	7,760
Total Liabilities	[1]	¥ 26,992	¥ 24,349
Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	[1]	¥ 399	¥ 319
Securities purchased under agreements to resell			¥ 2	[1]
Securities borrowed
Total Assets	[1]	¥ 399	¥ 321
Liabilities:
Short-term borrowings	[1]	2	1
Deposits received at banks	[1]	¥ 0	0
Securities sold under agreements to repurchase			¥ 3	[1]
Securities loaned
Long-term borrowings	[1]	¥ 416	¥ 525
Total Liabilities	[1]	418	529
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,160	1,315
Time deposits	[1]	197	328
Deposits with stock exchanges and other segregated cash	[1]	490	453
Loans receivable	[1],[2]	1,596	1,460
Securities purchased under agreements to resell	[1]	9,503	8,481
Securities borrowed	[1]	7,634	8,238
Total Assets	[1]	21,580	20,275
Liabilities:
Short-term borrowings	[1]	561	662
Deposits received at banks	[1]	1,371	1,220
Securities sold under agreements to repurchase	[1]	14,763	12,217
Securities loaned	[1]	2,617	2,494
Long-term borrowings	[1]	8,294	8,336
Total Liabilities	[1]	27,606	24,929
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,160	1,315
Time deposits	[1]	197	328
Deposits with stock exchanges and other segregated cash	[1]	490	453
Loans receivable	[1]	1,596	1,460
Securities purchased under agreements to resell	[1]	9,503	8,481
Securities borrowed	[1]	7,634	8,238
Total Assets	[1]	21,580	20,275
Liabilities:
Short-term borrowings	[1]	561	662
Deposits received at banks	[1]	1,371	1,220
Securities sold under agreements to repurchase	[1]	14,763	12,217
Securities loaned	[1]	2,617	2,494
Long-term borrowings	[1]	8,228	8,365
Total Liabilities	[1]	¥ 27,540	¥ 24,958

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.